CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenue
Operating expenses:
Stock based compensation	41,502	123,245
Research and development	9,648	4,429
General and administrative	12,353	3,329
Advertising	5,297	2,678
Total operating expenses	68,800	133,681
Operating loss	(68,800)	(133,681)
Other income (expense):
Paycheck protection program forgiveness	397
Loss on disposal of property and equipment	(152)
Interest expense	(7)
Other income	166	(55)
Net loss on convertible debt and warrant liability	(2,285)
Total other income (expense)	(1,881)	(55)
Net Loss	$ (70,681)	$ (133,736)
Loss per share, basic	$ (8.88)	$ (10.77)
Weighted average number of common shares outstanding used in computing loss per share:	7,961,009	12,417,226